                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187
                                   ---------

                         PIMCO Municipal Income Fund III
                         -------------------------------
               (Exact name of registrant as specified in charter)

            1345 Avenue of the Americas, New York, New York    10105
            ----------------------------------------------------------
               (Address of principal executive offices)     (Zip code)

 Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
-----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: September 30, 2005
                         ------------------

Date of reporting period: September 30, 2005
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund III PIMCO California Municipal Income Fund III PIMCO New York Municipal Income Fund III

Annual Report September 30, 2005

PIMCO Municipal Income Funds III Letter to Shareholders

November 18, 2005

Dear Shareholder:

We are pleased to provide you with the annual report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (“PIMCO Municipal Income Funds III” or the “Funds”) for the year ended September 30, 2005.

During the reporting period, interest rates on the short-end of the municipal yield curve rose as the Federal Reserve (the “Fed”) continued its interest rate tightening cycle. The Fed increased the federal funds rate by a total of two percentage points to 3.75% during the period. Yields on longer-term municipal bonds declined during the period, boosting their performance relative to short-term issues.

Please refer to the following pages for specific information for each of the PIMCO Municipal Income Funds III. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ transfer agent at (800) 331-1710. Also, note that a wide range of information and resources can be accessed through our web site—www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel
Chairman	President & Chief Executive Officer

9.30.05 | PIMCO Municipal Income Funds III Annual Report 1

PIMCO Municipal Income Fund III Performance & Statistics

September 30, 2005 (unaudited)

Symbol: PMX Objective: To provide income exempt from federal income tax.	Primary Investments: Municipal fixed-income securities, the interest from which is exempt from federal income tax.	Inception Date: October 31, 2002 Total Net Assets(1): $727.5 million Portfolio Manager: Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)
1 Year	15.95%	9.43%
Commencement of Operations (10/31/02) to 9/30/05	8.06%	7.74%

Common Share Market Price / NAV Performance:	Market Price / NAV:
Commencement of Operations (10/31/02) to 9/30/05	Market Price	$15.49
Market Price	NAV	$14.68
NAV	Premium to NAV	5.52%
	Market Price Yield(3)	6.44%

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.
(2)

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2005.

2 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO California Municipal Income Fund III Performance & Statistics September 30, 2005 (unaudited)

Symbol: PZC Objective: To provide current income exempt from federal and California state income tax.	Primary Investments: Municipal fixed-income securities, the interest from which is exempt from federal and California state income tax.	Inception Date: October 31, 2002 Total Net Assets(1): $501.0 million Portfolio Manager: Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)
1 Year	17.48%	11.94%
Commencement of Operations (10/31/02) to 9/30/05	7.03%	7.90%

Common Share Market Price / NAV Performance:	Market Price / NAV:
Commencement of Operations (10/31/02) to 9/30/05	Market Price	$15.11
Market Price	NAV	$14.80
NAV	Premium to NAV	2.09%
	Market Price Yield(3)	6.35%

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.
(2)

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2005.

9.30.05 | PIMCO Municipal Income Funds III Annual Report 3

PIMCO New York Municipal Income Fund III Performance & Statistics September 30, 2005 (unaudited)

Symbol: PYN Objective: To provide current income exempt from federal, New York state and New York City income tax.	Primary Investments: Municipal fixed-income securities, the interest from which is exempt from federal, New York state and New York City income tax.	Inception Date: October 31, 2002 Total Net Assets(1): $129.0 million Portfolio Manager: Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)
1 Year	19.65%	11.25%
Commencement of Operations (10/31/02) to 9/30/05	9.08%	8.29%

Common Share Market Price / NAV Performance:	Market Price / NAV:
Commencement of Operations (10/31/02) to 9/30/05	Market Price	$16.04
Market Price	NAV	$15.03
NAV	Premium to NAV	6.72%
	Market Price Yield(3)	5.99%

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.
(2)

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2005.

4 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

MUNICIPAL BONDS & NOTES–92.2%

	Alabama–0.7%
	Birmingham, GO (AMBAC),
$ 1,000	5.00%, 12/1/27, Ser. B	Aaa/AAA	$1,039,540
2,560	5.00%, 12/1/32, Ser. B	Aaa/AAA	2,645,325
1,500	Colbert Cnty. Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,514,115
			5,198,980
	Alaska–0.7%
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,985,293
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,012,060
			4,997,353
	Arizona–0.5%
2,200	Health Facs. Auth. John C. Lincoln Health Network Rev., 7.00%, 12/1/25	NR/BBB	2,450,866
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,565,145
			4,016,011
	California–7.5%
1,000	Alameda Public Financing Auth. Rev., 7.00% 6/1/09	NR/NR	1,015,920
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
27,585	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	30,642,521
21,000	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	24,147,060
			55,805,501
	Colorado–2.7%
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A	Aaa/AAA	1,819,928
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,809,439
2,820	5.00%, 12/1/27, Ser. A	Aaa/AAA	2,936,804
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,562,130
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,567,755
	La Plata Cnty. School Dist. No. 9-R, Durango, GO (MBIA) (a),
1,000	5.25%, 11/1/23 (Pre-refunded note @ 100, 11/1/12)	Aaa/NR	1,106,130
2,000	5.25%, 11/1/25 (Pre-refunded note @ 100, 11/1/12)	Aaa/NR	2,212,260
4,000	Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,122,240
2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	2,580,225
			19,716,911
	Florida–5.8%
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B	A2/A+	8,381,120
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	Baa1/NR	2,585,650

9.30.05 | PIMCO Municipal Income Funds III Annual Report 5

PIMCO Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	Florida–(continued)
$1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	$1,551,528
1,000	Orange Cnty. Housing Finance Auth. Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,027,780
15,000	Pinellas Cnty. Health Facs. Auth. Rev., Baycare Health, 5.50%, 11/15/33	A1/NR	15,857,850
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33	Aa3/AA–	7,794,900
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,881,151
			43,079,979
	Georgia–0.6%
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,183,400

	Idaho–1.0%
	State Building Auth. Building Rev. (XLCA),
1,000	5.00%, 9/1/33, Ser. A	Aaa/AAA	1,036,250
5,750	5.00%, 9/1/43, Ser. A	Aaa/AAA	5,958,438
			6,994,688
	Illinois–7.9%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,321,573
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,737,760
3,456	6.75%, 12/1/32	NR/NR	3,757,398
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C (FSA) (Pre-refunded @ 100, 12/1/11) (a)	Aaa/AAA	5,429,150
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	162,250
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,129,570
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,244,650
4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	4,124,360
2,500	Chicago Water Rev., 5.00%, 11/1/31, (AMBAC) (Pre-refunded @ 100, 11/1/11) (a)	Aaa/AAA	2,712,025
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,943,858
220	5.00%, 7/1/33 (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	240,009
165	5.25%, 7/1/41	Aa1/AA	173,877
4,160	5.25%, 7/1/41 (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,585,539
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev., McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,571,871
4,300	Round Lake, Special Tax Rev., 6.70%, 3/1/33	NR/NR	4,554,861
1,175	State Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,240,882
3,050	University, Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,138,359
			59,067,992

6 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody's/S&P)*	Value
	Indiana–4.1%
$7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	$7,775,593
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25,
	Ser. A (FSA)	Aaa/AAA	3,212,940
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Ba2/BB	1,377,475
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,182,600
	Michigan City Area Wide School Building Corp. Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,247,925
1,000	zero coupon, 7/15/21	Aaa/AAA	487,940
1,000	zero coupon, 1/15/22	Aaa/AAA	473,950
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,052,460
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,507,525
3,455	Valparaiso, Middle Schools Building Corp. Rev., 5.00%, 7/15/24 (MBIA)	Aaa/AAA	3,611,131
2,440	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	2,563,074
			30,492,613
	Iowa–0.1%
1,000	Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%, 6/1/35, Ser. B	Baa3/BBB	1,030,690
	Kentucky–0.8%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA–	1,040,290
4,600	St. Luke's Hospital, 6.00%, 10/1/19	A3/A	5,053,238
			6,093,528
	Louisiana–0.9%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	5,071,050
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	1,690,604
			6,761,654
	Maryland–0.2%
1,500	State Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,593,915

	Massachusetts–3.3%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	Baa1/BBB	1,063,410
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ., 5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,335,930
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA–	4,990,180
3,225	State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,349,324
7,555	State Water Resources Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,828,189
			24,567,033

9.30.05 | PIMCO Municipal Income Funds III Annual Report 7

PIMCO Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody's/S&P)*	Value
	Michigan–6.8%
$12,240	Detroit Water Supply System, 5.00%, 7/1/34, Ser. B (MBIA)	Aaa/AAA	$12,740,861
5,000	State Building Auth. Rev., 5.00%, 10/15/26, Ser. III (FSA)	Aaa/AAA	5,225,700
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB–	161,803
4,000	Henry Ford Health System, 5.00%, 3/1/17	A1/A–	4,168,080
5,405	Oakwood Group, 5.75%, 4/1/32, Ser. A	A2/A	5,721,301
575	Oakwood Group, 6.00%, 4/1/22, Ser. A	A2/A	628,555
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa3/AA–	21,059,200
1,000	State Technical Univ., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,033,410
			50,738,910

	Minnesota–0.3%
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,510,568

	Mississippi–0.6%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB–	3,048,300
1,250	5.90%, 5/1/22	Ba1/BBB–	1,270,163
			4,318,463
	Missouri–2.9%
4,000	Bi-State Dev. Agcy., Missouri Illinois Met. Dist., 5.00%, 10/1/32 (FSA)	Aaa/AAA	4,160,160
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,379,065
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,541,715
1,500	5.125%, 12/20/30	NR/AAA	1,532,505
4,365	State Environmental Impt. & Energy Resources Auth., Water
	Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	4,622,666
7,500	State Health & Educational Facs. Auth., Health Facs.,
	St. Anthony's Medical Center, 6.25%, 12/1/30	A2/A	8,204,100
			21,440,211
	Montana–1.6%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,735,663
	Nevada–0.6%
3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West, 5.125%, 7/1/28	A3/A–	3,379,424
980	Henderson Local Impt. Dists., Special Assessment, 5.80%, 3/1/23	NR/NR	1,012,448
			4,391,872

8 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	New Hampshire–0.7%
	Manchester Water Works Rev. (FGIC),
$1,500	5.00%, 12/1/28	Aaa/AAA	$1,570,455
3,250	5.00%, 12/1/34	Aaa/AAA	3,375,450
			4,945,905
	New Jersey–4.9%
1,540	Camden Cnty., Improvement Auth. Rev., 6.00%, 2/15/27	Baa3/BBB	1,571,724
4,500	Economic Dev. Auth., Economic Dev. Rev., Kapkowski Rd. Landfill, 6.50%, 4/1/28	Baa3/NR	5,248,395
300	Economic Dev. Auth., Industrial Dev. Rev., Newark Airport, 7.00%, 10/1/14	Ba3/NR	309,498
	Health Care Facs. Financing Auth. Rev.,
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	NR/B+	3,036,660
2,000	Somerset Medical Center, 5.50%, 7/1/33	Baa3/NR	2,042,760
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Ba1/BBB–	2,630,800
2,000	South Port Corp. Rev., 5.10%, 1/1/33	NR/A	2,069,300
	State Educational Facs. Auth. Rev.,
1,500	Fairlegh Dickinson Univ., 6.00%, 7/1/25, Ser. D	NR/NR	1,605,075
3,000	Higher Educational Impt., 5.00%, 9/1/14, Ser. A (FSA)	Aaa/AAA	3,274,470
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37	Baa3/BBB	561,414
1,000	6.125%, 6/1/24	Baa3/BBB	1,130,440
230	6.125%, 6/1/42	Baa3/BBB	247,577
350	6.25%, 6/1/43	Baa3/BBB	395,556
10,750	6.75%, 6/1/39	Baa3/BBB	12,512,785
			36,636,454
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,015,890

	New York–9.2%
23,300	Liberty Development Corp. Rev., 5.25%, 10/1/35 (c)	Aa3/A+	26,036,585
10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B	A2/A	10,651,300
5,000	New York City Muni. Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/35, Ser. C	Aa2/AA+	5,196,150
2,555	5.00%, 6/15/37, Ser. D	Aa2/AA+	2,658,375
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,553,370
	State Dorm Auth. Rev.,
4,000	St. Barnabas, 5.125%, 2/1/22, Ser. A (FHA-AMBAC)	Aaa/AAA	4,251,400
11,590	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	11,949,058
3,800	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @$100, 3/15/13) (a)	A1/AA	4,147,244
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,090,760
			68,534,242

9.30.05 | PIMCO Municipal Income Funds III Annual Report 9

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

	North Carolina–1.6%
$2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A	Aa3/AA	$2,058,840
	Eastern Municipal Power Agcy, Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,057,680
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,055,200
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	4,012,340
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,552,500
			11,736,560

	Ohio–1.0%
5,000	Air Quality Dev. Auth. Rev., Pollution Control, Dayton Power, 4.80%, 1/1/34 (FGIC)	Aaa/AAA	5,061,750
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA–	2,611,625
			7,673,375
	Oklahoma–0.5%
3,500	Tulsa County Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	3,560,620

	Pennsylvania–3.7%
4,350	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	B1/B	5,193,595
1,500	Cumberland Cnty. Auth. Retirement Community Rev., Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A	NR/NR	1,613,985
3,250	Delaware River Joint Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A–	3,370,023
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke's Bethlehem Hospital, 5.375%, 8/15/33	Baa2/BBB	3,085,950
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)	Aaa/AAA	5,273,050
2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	2,627,000
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev., 5.00%, 12/1/28 (Partially pre-refunded 6/1/08 @ 101) (a)	Aa2/NR	6,321,609
			27,485,212
	Puerto Rico–0.3%
2,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A–	2,300,562
	South Carolina–2.0%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,810,575
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A–	6,984,214
			14,794,789
	Tennessee–0.2%
1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA–	1,303,400

10 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	Texas–10.6%
$4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A (PSF-GTD)	NR/AAA	$4,297,257
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,599,900
1,300	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB–	1,392,742
	Denton Independent School Dist., GO,
6,000	zero coupon, 8/15/26 (PSF-GTD)	Aaa/AAA	1,990,980
6,000	zero coupon, 8/15/27 (PSF-GTD)	Aaa/AAA	1,872,000
5,000	zero coupon, 8/15/28 (PSF-GTD)	Aaa/AAA	1,467,500
6,000	zero coupon, 8/15/29 (PSF-GTD)	Aaa/AAA	1,657,320
2,000	zero coupon, 8/15/30 (PSF-GTD)	Aaa/AAA	519,840
8,000	zero coupon, 8/15/31 (PSF-GTD)	Aaa/AAA	1,956,240
4,400	Harris Cnty., GO, 5.125%, 8/15/31 (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,798,948
	Harris Cnty Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A (MBIA)	Aaa/AAA	5,284,700
2,750	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A (Pre-refunded @ $100, 8/15/11) (a)	NR/AA–	3,039,382
19,500	Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)	Aaa/AAA	20,304,960
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,167,203
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A (FSA) (Pre-refunded @ 100, 12/1/12) (a)	Aaa/AAA	5,408,400
7,000	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	7,193,620
415	Leander Independent School Dist., GO, 5.00%, 8/15/32 (PSF-GTD)	NR/AAA	428,346
	Mesquite Independent School Dist. No. 1, GO,
3,825	zero coupon, 8/15/15, Ser. A (PSF-GTD)	NR/AAA	2,521,670
1,365	zero coupon, 8/15/16, Ser. A (PSF-GTD)	NR/AAA	834,343
1,000	zero coupon, 8/15/18, Ser. A (PSF-GTD)	NR/AAA	545,150
1,000	zero coupon, 8/15/19, Ser. A (PSF-GTD)	NR/AAA	512,660
1,000	zero coupon, 8/15/20, Ser. A (PSF-GTD)	NR/AAA	484,900
1,500	North Thruway Auth., Dallas North Thruway System Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	1,547,670
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,172,844
2,000	University of Texas, 5.00%, 7/1/26, Ser. B	Aaa/AAA	2,103,940
			79,102,515
	Utah–0.8%
1,750	County of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	1,786,400
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,253,914
			6,040,314

9.30.05 | PIMCO Municipal Income Funds III Annual Report 11

PIMCO Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	Washington–6.9%
$6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	$6,630,255
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA)	Aaa/AAA	15,419,400
3,000	Port Seattle Rev., 5.00%, 9/1/24 (FGIC)	Aaa/AAA	3,133,320
23,700	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	26,334,018
			51,516,993
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp., 6.00%, 6/1/17	Baa3/BBB	597,856
	Total Municipal Bonds & Notes (cost–$643,565,788)		685,980,622

VARIABLE RATE NOTES (b)(d)(e)–7.0%
	Arizona–0.2%
1,000	Salt River Project Agricultural Impt. & Power Dist. Rev., 13.005%, 1/1/35, Ser. 1172	Aa2/NR	1,265,900
	California–1.3%
7,000	State Economic Recovery, GO, 13.20%, 7/1/11, Ser. 930 (MBIA)	NR/AAA	9,887,640
	Colorado–0.3%
1,994	Colorado Springs Utilities Rev., 12.992%, 11/15/30, Ser. 1141	Aa2/NR	2,416,082
	Florida–0.4%
2,554	State Department of Transportation Turnpike Rev., 11.755%, 7/1/31, Ser. 1128	Aa2/NR	2,732,141
	Illinois–0.3%
1,990	Dev. Finance Auth., Gas Supply Rev., 15.858%, 2/1/33 (AMBAC)	NR/NR	2,296,321
	Michigan–1.8%
	Detroit Water Supply System,
5,720	15.287%, 1/1/11 (MBIA)	NR/AAA	7,059,109
4,990	16.297%, 7/1/11 (FSA)	NR/AAA	6,254,117
			13,313,226
	New Mexico–0.1%
405	State Finance Auth., Transportation Rev., 12.996%, 6/15/12, Ser. 949 (AMBAC)	Aaa/NR	573,302
	Texas–1.5%
1,365	Crowley Independent School Dist., GO, 11.736%, 8/1/35, Ser. 1171 (PSF–GTD)	Aaa/NR	1,439,229
2,450	Dallas Area Rapid Transit Rev., 13.589%, 12/1/32 (FGIC)	NR/NR	2,866,377
2,027	Denton Independent School Dist., GO, 12.983%, 8/15/33, Ser. 951(PSF–GTD)	Aaa/NR	2,346,730
1,870	Mansfield Independent School Dist., GO, 15.780%, 2/15/28 (PSF)	NR/NR	2,338,921
2,060	University of Texas Rev., 13.875%, 8/15/33	NR/NR	2,483,598
			11,474,855

12 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	Washington–1.1%
$1,520	King Cnty. Sewer Rev., 16.157%, 7/1/11 (FGIC)	NR/NR	$1,856,209
3,655	Port Tacoma, GO, 14.831%, 12/1/33 (AMBAC)	NR/NR	4,414,911
1,510	Seattle Drain & Wastewater Rev., 16.244%, 7/1/10 (FGIC)	NR/NR	1,814,793
			8,085,913
	Total Variable Rate Notes (cost–$47,326,631)		52,045,380

VARIABLE RATE DEMAND NOTES (e)(f)–0.5%
	Missouri–0.4%
3,100	State Health & Educational Facs. Auth. Rev., Cox Health Systems, 2.95%, 10/3/05 (AMBAC)	VMIG1/A-1+	3,100,000
	Pennsylvania–0.1%
600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Children’s Hospital, 2.81%, 10/3/05 (MBIA)	VMIG1/A-1+	600,000
	Utah–0.0%
300	County of Weber, IHC Health Services Rev., 2.81%, 10/3/05, Ser. B	VMIG1/A-1+	300,000
	Total Variable Rate Demand Notes (cost–$4,000,000)		4,000,000

U.S. TREASURY BILLS (g)–0.4%
2,700	3.29%-3.43%, 12/1/05-12/15/05 (cost–$2,681,135)		2,681,135
	Total Investments before options written (cost–$697,573,554)–100.1%		744,707,137

OPTIONS WRITTEN (h)–(0.1)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
446	strike price $112, expires 11/22/05		(69,688)
597	strike price $113, expires 11/22/05		(37,312)
			(107,000)
	Put Options–(0.1)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
789	strike price $105.50, expires 11/22/05		(98,624)
662	strike price $106, expires 11/22/05		(144,813)
			(243,437)
	Total Options Written (premium received–$682,598)		(350,437)
	Total investments net of options written (cost–$696,890,956)–100.0%		$744,356,700

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Municipal Income Funds III Annual Report 13

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–85.3%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$1,015,920
	Association of Bay Area Governments Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A	3,332,896
11,725	5.35%, 11/15/32	NR/A	12,361,668
	Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,167,949
1,000	5.50%, 12/1/33	NR/BBB	1,027,010
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,102,900
2,000	Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
	6.00%, 9/1/32	NR/NR	2,103,840
1,000	Carlsbad Impt. Bond Act 1915, 6.00%, 9/2/34	NR/NR	1,030,670
1,000	Cathedral City Public Financing Auth., Rev., 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,043,420
1,150	Ceres Redev. Agcy. Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,209,927
	Ceres Unified School Dist., GO (FGIC)
2,825	zero coupon, 8/1/28	Aaa/AAA	794,870
2,940	zero coupon, 8/1/29	Aaa/AAA	778,306
1,600	Chula Vista Community Fac. Dist., McMillin-Otay Ranch, Special Tax, 5.75%, 9/1/33	NR/NR	1,622,256
	Chula Vista, No. 06-1 Eastlake-Woods Area A, Special Tax,
675	6.15%, 9/1/26	NR/NR	705,861
1,620	6.20%, 9/1/33	NR/NR	1,696,043
8,000	Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev.,
	5.625%, 8/1/33, Ser. A	NR/BBB	8,377,760
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A–	3,829,926
	Eastern Muni. Water Dist. Community Facs., Special Tax,
425	5.75%, 9/1/33	NR/NR	431,362
1,500	5.95%, 9/1/33	NR/NR	1,531,230
1,745	6.05%, 9/1/27	NR/NR	1,781,732
1,535	6.10%, 9/1/33	NR/NR	1,567,358
	Educational Fac. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A	Aaa/AAA	2,615,700
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	583,234
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,191,850
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	525,045
	Fremont Community Facs. Dist. No. 1, Pacific Commons Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,259,513
5,000	6.30%, 9/1/31	NR/NR	5,148,800
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,691,460
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,587,393

14 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
$18,000	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	$19,995,120
38,490	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	44,258,111
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	5,049,050
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,221,520
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,272,200
	Paradise VY Estates,
2,000	5.125%, 1/1/22	NR/A	2,106,660
1,550	5.25%, 1/1/26	NR/A	1,624,943
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	A1/AA–	2,255,900
2,750	Infrastructure & Economic Dev. Bank Rev., Claremount Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,916,457
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A+	3,177,510
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,499,360
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A (FGIC) (Pre-refunded @ 100, 8/1/12) (a)	Aaa/AAA	4,080,253
1,400	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	Aaa/AAA	1,460,984
20	Lancaster Financing Auth. Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	20,156
825	Lee Lake Water Dist. Community Facs. Dist., Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	850,022
5,000	Long Beach Community College Dist., 5.00%, 5/1/28, Ser. A (MBIA)	Aaa/AAA	5,237,200
	Los Angeles Unified School Dist., GO (MBIA),
7,650	5.00%, 1/1/28, Ser. A	Aaa/AAA	8,019,418
3,000	5.125%, 1/1/27, Ser. E	Aaa/AAA	3,188,340
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,050,090
5,280	Modesto Irrigation District, CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,503,133
2,180	Murrieta Valley Unified School Dist., Special Tax, 6.40%, 9/1/24	NR/NR	2,264,431
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,200,550
	Oakland Redev. Agcy., Tax Allocation, Coliseum Area Redevelopment,
985	5.25%, 9/1/27	NR/A–	1,016,018
1,545	5.25%, 9/1/33	NR/A–	1,593,652
5,000	Orange Cnty. Community Facs. Dist., Special Tax, Ladera Ranch, 5.55%, 8/15/33, Ser. A	NR/NR	5,131,450
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	5,152,500
1,000	Orange Cnty. Water Dist. Rev., CP, 5.00%, 8/15/28, Ser. B (MBIA)	Aaa/AAA	1,042,160
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,091,440

9.30.05 | PIMCO Municipal Income Funds III Annual Report 15

PIMCO California Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
$1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	$1,461,366
	Poway Unified School Dist., Special Tax, Community FACS District No. 6-Area-A,
1,285	6.05%, 9/1/25	NR/NR	1,333,252
2,100	6.125%, 9/1/33	NR/NR	2,158,905
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,198,300
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	522,545
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	8,054,246
1,435	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,483,977
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	524,458
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,946,330
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	9,149,803
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,559,040
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,145,290
	Santa Ana Unified School Dist., GO (FGIC),
2,515	zero coupon, 8/1/26, Ser. B	Aaa/AAA	934,800
3,520	zero coupon, 8/1/28, Ser. B	Aaa/AAA	1,168,675
2,500	zero coupon, 8/1/30, Ser. B	Aaa/AAA	740,925
3,780	zero coupon, 8/1/31, Ser. B	Aaa/AAA	1,061,348
3,770	zero coupon, 8/1/32, Ser. B	Aaa/AAA	999,842
1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev., 5.00%, 6/1/26, Ser. A (MBIA) (Pre-refunded @ 100, 6/1/11) (a)	Aaa/AAA	1,360,113
5,985	Santa Margarita Water Dist., Special Tax, Community Facilities District No. 99-1, 6.25%, 9/1/29	NR/NR	6,361,217
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,180,375
1,205	Sequoia Union High School Dist., GO, 5.00%, 7/1/23 (MBIA)	Aaa/NR	1,272,950
4,475	Simi Valley Community Dev. Agcy., Tax Allocation, Tapo Canyon and West End, 5.00%, 9/1/25 (FGIC)	Aaa/AAA	4,698,168
4,250	Sonoma Cnty. Jr. College Dist., 5.00%, 8/1/27, Ser. A (FSA)	Aaa/AAA	4,462,882
1,000	Sonoma Cnty. Water Agcy. Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,042,050
	South Tahoe Joint Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,520,325
4,425	5.45%, 10/1/33	NR/BBB	4,572,441
12,200	Southern CA Public Power Auth., Power Project Rev., Magnolia Power, 5.00%, 7/1/33, Ser. A-2003-1 (AMBAC)	Aaa/AAA	12,748,146
600	State Dept. of Water Resources Rev., Central Valley Project, 5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	633,804
4,095	State Dept. Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,315,352

16 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO California Municipal Income Fund III Schedule of Investments
September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	State Public Works Board Lease Rev.,
$5,385	CA State Univ., 5.00%, 10/1/19	A2/A–	$5,600,077
1,105	Patton, 5.375%, 4/1/28	A3/A–	1,175,996
4,600	Univ. CA, M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/A+	4,786,346
	Statewide Community Dev. Auth. Rev.,
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,601,000
7,300	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA St Mtg.)	NR/A	7,842,463
15,000	Health Fac., Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A	15,856,800
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	A1/AA–	10,523,800
3,505	Statewide Community Dev. Auth., CP, Internext Group, 5.375%, 4/1/30	NR/BBB	3,532,269
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,863,587
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,097,560
2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	2,073,140
	Tobacco Securitization Agcy. Rev., Alameda County,
8,100	5.875%, 6/1/35	Baa3/NR	8,604,711
7,000	6.00%, 6/1/42	Baa3/NR	7,452,690
2,000	Kern County, 6.125%, 6/1/43, Ser. A	NR/BBB	2,143,420
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	3,086,762
4,000	Vernon Electric System Rev., Malburg Generating Station, 5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,246,000
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,044,000
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,556,625
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,875,868
	Total California Municipal Bonds & Notes (cost–$392,220,895)		421,968,566

OTHER MUNICIPAL BONDS & NOTES–2.1%
	New York–0.6%
2,500	State Dormitory Auth. Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,894,525
	Puerto Rico–1.5%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN Public Buildings Auth. Rev.	A3/A–	1,568,565
290	5.25%, 7/1/36, Ser. D	Baa2/BBB	302,844
790	5.25%, 7/1/36, Ser. D (Pre-refunded @ 100, 7/1/12) (a)	Baa2/A–	866,346
4,420	Government Facilities, 5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	4,552,158
			7,289,913
	Total Other Municipal Bonds & Notes (cost–$9,495,113)		10,184,438

9.30.05 | PIMCO Municipal Income Funds III Annual Report 17

PIMCO California Municipal Income Fund III Schedule of Investments
September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

CALIFORNIA VARIABLE RATE NOTES (b) (d) (e)–7.9%
$1,465	Infrastructure & Economic Dev. Bank Rev., 13.662%, 7/1/36 (AMBAC)	NR/NR	$1,813,201
	Los Angeles Unified School Dist., GO (MBIA)
1,745	12.473%, 1/1/23	NR/NR	1,924,526
2,090	15.363%, 1/1/11	NR/NR	3,257,119
2,020	Los Angeles Water & Power Rev., 12.898%, 7/1/30	NR/NR	2,422,606
950	Orange Cnty. Water Dist. Rev., CP, 14.725%, 2/15/11 (MBIA)	NR/NR	1,168,025
710	Pajaro Valley Unified School Dist., GO, 17.144%, 8/1/11	NR/NR	1,204,756
1,170	PasadenaWater Rev., 14.121%, 6/1/33 (FGIC)	NR/NR	1,440,340
1,785	Sacramento Cnty. Water Financing Auth. Rev., 15.222%, 6/1/11 (AMBAC)	NR/NR	2,238,140
1,150	Sacramento Muni Utility Dist., Electric Rev., 17.030%, 2/15/11 (MBIA)	NR/NR	1,492,642
1,725	San Diego Community College Dist., GO, 17.118%, 5/1/11 (FSA)	NR/NR	2,297,838
	San Marcos Public Facs. Auth. Tax Allocation (FGIC),
1,340	14.810%, 2/1/11	NR/NR	1,648,428
1,340	14.810%, 8/1/11	NR/NR	1,648,428
	Southern CA Public Power Auth., Power Project Rev. (AMBAC),
1,350	7.04%, 7/1/33, Ser. 1045	NR/NR	1,471,311
2,065	15.019%, 7/1/11	NR/NR	2,618,090
4,520	State Economic Recovery, GO, 13.20%, 7/1/12, Ser. 956 (MBIA) (b)	NR/NR	6,580,668
	University of CA Rev. (FSA),
1,375	10.15%, 5/15/35, Ser. 1119	NR/NR	1,448,480
3,095	16.786%, 9/1/33	NR/NR	4,078,777
340	16.786%, 9/1/34	NR/NR	449,674
	Total California Variable Rate Notes (cost–$34,132,940)		39,203,049

OTHER VARIABLE RATE NOTES (b) (d)–1.6%
	Puerto Rico–1.6%
3,500	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/30, Ser. A	Baa2/BBB	3,700,515
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB	4,154,692
	Total Other Variable Rate Notes (cost–$7,726,198)		7,855,207

CALIFORNIA VARIABLE RATE DEMAND NOTES (e) (f)–2.6%
	East Bay Muni. Utility Dist. Rev. (XLCA),
1,000	2.70%, 10/5/05, Ser. B–2	VMIG1/A-1+	1,000,000
3,750	2.71%, 10/5/05, Ser. 2	VMIG1/A-1+	3,750,000
500	Health Facs. Financing Auth. Rev., Adventist Hospital, 2.76%, 10/3/05 (MBIA)	VMIG1/A-1+	500,000
300	Metropolitan Water Dist. of Southern California Rev., 2.67%, 10/6/05, Ser. C	VMIG1/A-1+	300,000
300	Pasadena Parking Impt. Rev., CP, 2.70%, 10/6/05 (AMBAC)	VMIG1/NR	300,000

18 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO California Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
$1,300	Pollution Control Financing Auth. Rev., Exxon Mobil Project, 2.72%, 10/3/05	VMIG1/A-1+	$1,300,000
	State Dept. of Water Resources Rev.,
1,625	2.66%, 10/6/05, Ser. C-6 (AMBAC)	VMIG1/A-1+	1,625,000
1,300	2.78%, 10/3/05, Ser. B-4	VMIG1/A-1+	1,300,000
900	State of California, Daily Kindergarden Univ., GO, 2.95%, 10/3/05	VMIG1/A-1+	900,000
1,750	Statewide Communities Dev. Auth. Rev., Chevron USA, Inc. Proj., 2.74%, 10/3/05	P-1/A-1+	1,750,000
	Total California Variable Rate Demand Notes (cost–$12,725,000)		12,725,000
OTHER VARIABLE RATE DEMAND NOTES (e)(f)–0.2%
	New York–0.2%
1,100	City of New York, GO, 2.75%, 10/6/05, Ser. C-3 (CIFG) (cost–$1,100,000)	VMIG1/A-1+	1,100,000
U.S. TREASURY BILLS (g)–0.4%
2,225	3.375%-3.43%, 12/1/05-12/15/05 (cost–$2,209,413)		2,209,413
	Total investments before options written (cost–$459,609,559)–100.1%		495,245,673
OPTIONS WRITTEN (h)–(0.1)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
380	strike price $112, expires 11/22/05		(59,375)
509	strike price $113, expires 11/22/05		(31,813)
			(91,188)
	Put Options–(0.1)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
673	strike price $105.50, expires 11/22/05		(84,125)
563	strike price $106, expires 11/22/05		(123,156)
			(207,281)
	Total Options Written (premiums received–$578,422)		(298,469)
	Total Investments net of options written (cost–$459,031,137)–100.0%		$494,947,205

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Municipal Income Funds III Annual Report 19

PIMCO New York Municipal Income Fund III Schedule of Investments September 30, 2005
Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

NEW YORK MUNICIPAL BONDS & NOTES–76.9%
$1,000	City of Yonkers, GO, 5.00%, 8/1/30, Ser. B (MBIA)	Aaa/AAA	$1,048,190
2,800	East Rochester Housing Auth. Rev., St. Mary's Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	3,039,176
1,550	Liberty Development Corp. Rev., 5.25%, 10/1/35 (c)	Aa3/A+	1,732,047
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A–	1,043,050
1,000	Madison County Industrial Dev. Agcy, Colgate Univ. Rev., 5.00%, 7/1/35, Ser. A (AMBAC)	Aaa/AAA	1,050,280
5,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/31, Ser. F (MBIA)	Aaa/AAA	5,196,750
1,000	Monroe Tobacco Asset Securitization Corp. Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ 101, 6/1/10) (a)	Ba1/BBB	1,138,840
2,000	Nassau Cnty. Tobacco Settlement Corp., Rev., 6.60%, 7/15/39	Ba1/BBB-	2,143,860
7,195	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/A+	7,391,783
5,000	New York City Muni. Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,151,900
1,750	New York City Transitional Finance Auth., GO, 5.375%, 3/1/27, Ser. 1	A1/A+	1,880,795
2,995	New York Counties Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,142,833
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,041,100
1,855	Sachem Central School Dist., GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	1,940,423
	State Dormitory Auth. Rev., 1,400
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,433,600
2,000	Columbia Univ., 5.00%, 7/1/24, Ser.A	Aaa/AAA	2,127,760
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,342,070
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,117,280
4,500	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	4,663,440
2,040	Long Island Univ. 5.00%, 9/1/23, Ser. A (Radian)	Baa3/AA	2,117,051
4,000	Long Island Univ. 5.00%, 9/1/32, Ser. A (Radian)	Baa3/AA	4,115,040
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (MBIA-FHA)	Aaa/AAA	3,111,450
2,000	Mount St. Mary College 5.00%, 7/1/27 (Radian)	NR/AA	2,077,860
2,000	Mount St. Mary College 5.00%, 7/1/32 (Radian)	NR/AA	2,063,280
1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	1,035,200
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA–	6,367,833
1,000	North Shore L.I. Jewish Group, 5.50%, 5/1/33	A3/NR	1,063,530
1,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	1,012,800
3,740	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,870,788
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,043,090
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,314,963
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,577,450
3,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	A1/AA	3,928,968

20 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
$1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	$1,325,313
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,559,880
620	Winthrop Univ., Hospital Association, 5.50%, 7/1/32, Ser. A	Baa1/NR	650,591
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,663,450
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,120,500
1,900	State Urban Dev. Corp. Personal Income Tax Rev., 5.00%, 3/15/33, Ser. C-1 (Pre-refunded @ $100, 3/15/13) (a)	A1/AA	2,073,622
2,000	Warren & Washington Counties Industrial Dev. Agcy. Fac. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,078,600
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	1,300,987
	Total New York Municipal Bonds & Notes (cost–$94,244,900)		99,097,423

OTHER MUNICIPAL BONDS & NOTES–11.8%
	California–5.0%
5,560	Golden State Tobacco Securitization Corp. Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	6,393,221
	District Of Columbia–0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	205,263
	Puerto Rico–5.8%
	Children’s Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,761,761
580	5.625%, 5/15/43	Baa3/BBB	603,467
1,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A–	1,045,710
4,000	Public Building Auth. Rev., Government Facilities, 5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	4,119,600
			7,530,538
	Rhode Island–0.4%
500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	530,895
	South Carolina–0.3%
370	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	423,195
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	149,980
	Total Other Municipal Bonds & Notes (cost–$12,650,031)		15,233,092

NEW YORK VARIABLE RATE NOTES (b)(d)(e) –8.9%
1,555	Metropolitan Transportation Auth. Rev., 11.06%, 11/15/32, Ser. 862 (FGIC)	Aaa/NR	1,824,264
1,000	New York City Trust for Cultural Resources Rev.,13.09%, 2/1/34, Ser. 950 (FGIC)	Aaa/NR	1,217,500
1,205	State Dormitory Auth. Rev., 14.664%, 7/1/32	NR/NR	1,513,552

9.30.05 | PIMCO Municipal Income Funds III Annual Report 21

PIMCO New York Municipal Income Fund III Schedule of Investments

September 30, 2005

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
	State Environmental Facs. Corp. State Clean Water & Drinking Rev.,
$1,775	12.122%, 7/15/27	NR/AAA	$ 1,976,729
1,005	12.122%, 7/15/28	NR/AAA	1,127,097
1,845	State Housing Finance Agcy. State Personal Income Tax Rev., 11.05%, 3/15/33, Ser. 859	NR/AA	2,719,438
1,000	Triborough Bridge & Tunnel Auth. Rev., 11.06%, 11/15/32, Ser. 912 (MBIA)	NR/NR	1,167,320
	Total New York Variable Rate Notes (cost–$9,197,700)		11,545,900

OTHER VARIABLE RATE NOTES (b)(d)(e)–1.1%
	California–1.1%
960	State Economic Recovery, GO, 14.46%, 1/1/10, Ser. 935 (cost–$1,264,551)	Aa3/NR	1,352,880

NEW YORK VARIABLE RATE DEMAND NOTES (e)(f)–0.9%
100	City of New York, GO, 2.80%, 10/3/05	VMIG1/A-1+	100,000
850	State Dormitory Auth., Cornell Univ. Rev., 2.79%, 10/3/05, Ser. B	VMIG1/A-1+	850,000
200	State Energy Research & Dev. Auth. Rev., 2.76%, 10/5/05, Ser. A-2	VMIG1/A-1+	200,000
	Total New York Variable Rate Demand Notes (cost–$1,150,000)		1,150,000

U.S. TREASURY BILLS (g)–0.4%
530	3.29%-3.43%,12/15/05 (cost–$526,218)		526,218
	Total Investments before options written (cost–$119,033,400)–100.0%		128,905,513

OPTIONS WRITTEN (h)–(0.0)%

Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
80	strike price $112, expires 11/22/05		(12,500)
107	strike price $113, expires 11/22/05		(6,688)
			(19,188)
	Put Options–(0.0)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
141	strike price $105.50, expires 11/22/05		(17,625)
118	strike price $106, expires 11/22/05		(25,812)
			(43,437)
	Total Options Written (premiums received–$121,472)		(62,625)
	Total Investments net of options written (cost–$118,911,928)–100.0%		$128,842,888

22 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO New York Municipal Income Fund III Schedule of Investments September 30, 2005
Notes to Schedule of Investments:
* Unaudited

(a)      Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)      144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) When-Issued or delayed-delivery security. To be settled/delivered after September 30, 2005.
(d) Residual Interest/Tax Exempt Municipal Bonds – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index

(e)      Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at September 30, 2005.

(f) Maturity date shown is date of next call.
(g) All or partial amount segregated as initial margin on futures contracts.
(h) Non-income producing.
Glossary:
AMBAC – insured by American Municipal Bond Assurance Corp.
CA St. Mtg. – insured by California State Mortgage
CIFG – insured by CDC IXIS Financial Guaranty Services, Inc.
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FSA – insured by Financial Security Assurance, Inc.
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
GTD – Guaranteed.
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
PSF – Public School Fund
Radian – insured by Radian Guaranty, Inc.
XLCA – insured by XL Capital Assurance

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Municipal Income Funds III Annual Report 23

PIMCO Municipal Income Fund III Statements of Assets and Liabilities September 30, 2005
	Municipal III	California Municipal III	New York Municipal III
Assets:
Investments, at value (cost–$697,573,554, $459,609,559 and $119,033,400, respectively)	$744,707,137	$495,245,673	$128,905,513
Cash	450,930	711,287	843,217
Interest receivable	11,207,708	7,186,017	1,589,568
Receivable for variation margin on futures contracts	391,359	147,094	43,734
Receivable for investments sold	205,000	—	—
Prepaid expenses	28,587	20,581	12,171
Total Assets	756,990,721	503,310,652	131,394,203
Liabilities:
Payable for investments purchased	26,076,661	—	1,715,648
Dividends payable to common and preferred shareholders	2,641,622	1,732,884	450,183
Options written, at value (premiums received–$682,598, $578,422, and $121,472)	350,437	298,469	62,625
Investment management fees payable	300,739	207,210	53,403
Accrued expenses	133,896	109,507	69,736
Total Liabilities	29,503,355	2,348,070	2,351,595
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 10,800, 7,400 and 1,880 shares issued and outstanding, respectively)	270,000,000	185,000,000	47,000,000
Net Assets Applicable to Common Shareholders	$457,487,366	$315,962,582	$82,042,608
Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$312	$213	$55
Paid-in-capital in excess of par	442,373,653	302,986,671	77,425,271
Undistributed (dividends in excess of) net investment income	(466,693)	2,145,768	189,610
Accumulated net realized loss on investments	(34,035,509)	(26,526,434)	(5,993,554)
Net unrealized appreciation of investments, futures contracts and options written	49,615,603	37,356,364	10,421,226
Net Assets Applicable to Common Shareholders	$457,487,366	$315,962,582	$82,042,608
Common Shares Outstanding	31,154,801	21,346,804	5,459,884
Net Asset Value Per Common Share	$14.68	$14.80	$15.03

24 PIMCO Municipal Income Funds III Annual Report | 9.30.05 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Operations

For the year ended September 30, 2005

	Municipal III	California Municipal III	New York Municipal III
Investment Income:
Interest	$39,965,247	$27,670,827	$7,139,280
Expenses:
Investment management fees	4,713,391	3,226,071	833,680
Auction agent fees and commissions	701,569	473,420	123,593
Reports and notices to shareholders	87,783	65,450	21,712
Custodian and accounting agent fees	117,102	105,689	99,437
Audit and tax services	56,769	48,600	33,417
Trustees' fees and expenses	49,224	39,740	17,140
Transfer agent fees	35,100	34,350	34,250
New York Stock Exchange listing fees	28,498	23,452	24,399
Legal fees	19,969	15,620	1,680
Investor relations	15,249	9,660	2,634
Insurance expense	14,134	10,850	4,180
Miscellaneous	10,988	10,095	7,924
Total expenses	5,849,776	4,062,997	1,204,046
Less: investment management fees waived	(1,087,705)	(744,478)	(192,387)
custody credits earned on cash balances	(52,892)	(45,074)	(5,299)
Net expenses	4,709,179	3,273,445	1,006,360
Net Investment Income	35,256,068	24,397,382	6,132,920
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	349,222	(1,711,556)	53,147
Futures contracts	(27,873,617)	(18,863,236)	(4,982,640)
Options written	5,372,472	4,086,169	1,252,551
Net change in unrealized appreciation/depreciation on:
Investments	26,912,125	26,068,304	5,959,874
Futures contracts	5,768,665	3,620,811	924,682
Options written	725,066	547,433	122,856
Net realized and change in unrealized gain on investments, futures contracts and options written	11,253,933	13,747,925	3,330,470
Net Increase In Net Assets Resulting From Investment Operations	46,510,001	38,145,307	9,463,390
Dividends on Preferred Shares from Net Investment Income	(5,463,958)	(3,236,012)	(861,214)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$41,046,043	$34,909,295	$8,602,176

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Municipal Income Funds III Annual Report 25

PIMCO Municipal Income Funds III Statements of Changes in Net Assets Applicable to Common Shareholders

	Municipal III
	Year ended September 30, 2005	Year ended September 30, 2004
Investment Operations:
Net investment income	$35,256,068	$36,644,049
Net realized loss on investments, futures contracts and options written	(22,151,923)	(9,484,779)
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	33,405,856	16,242,968
Net increase in net assets resulting from investment operations	46,510,001	43,402,238
Dividends on Preferred Shares from Net Investment Income	(5,463,958)	(2,729,318)
Net increase in net assets applicable to common shareholders resulting from investment operations	41,046,043	40,672,920
Dividends to Common Shareholders from Net Investment Income	(30,996,914)	(30,938,077)
Capital Share Transactions:
Reinvestment of dividends	1,759,714	774,444
Total increase in net assets applicable to common shareholders	11,808,843	10,509,287
Net Assets Applicable to Common Shareholders:
Beginning of year	445,678,523	435,169,236
End of year (including undistributed (dividends in excess of) net investment income of $(466,693) and $738,111; $2,145,768 and $1,444,173; $189,610 and $150,878; respectively)	$457,487,366	$445,678,523
Common Shares Issued in Reinvestment of Dividends:	119,628	54,453

26 PIMCO Municipal Income Funds III Annual Report | 9.30.05 | See accompanying Notes to Financial Statements

California Municipal III		New York Municipal III
Year ended September 30, 2005	Year ended September 30, 2004	Year ended September 30, 2005	Year ended September 30, 2004

$24,397,382	$26,077,373	$6,132,920	$6,452,854
(16,488,623)	(7,318,670)	(3,676,942)	(3,177,694)
30,236,548	18,295,781	7,007,412	3,833,474
38,145,307	37,054,484	9,463,390	7,108,634
(3,236,012)	(1,861,708)	(861,214)	(447,012)
34,909,295	35,192,776	8,602,176	6,661,622
(20,459,775)	(20,442,079)	(5,233,023)	(5,226,323)

652,960	829,949	208,100	55,399
15,102,480	15,580,646	3,577,253	1,490,698

300,860,102	285,279,456	78,465,355	76,974,657

$315,962,582	$300,860,102	$82,042,608	$78,465,355
43,899	60,821	13,815	3,789

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Municipal Income Funds III Annual Report 27

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund IIII ("Municipal III"), PIMCO California Municipal Income Fund III ("California Municipal III") and PIMCO New York Municipal Income Fund III ("New York Municipal III") collectively referred to as the "Funds" or "PIMCO Municipal Income Funds III", were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the "Investment Manager"), serves as the Funds' Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds' investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds' net asset values are determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

28 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Funds may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market.

(g) Residual Interest Municipal Bonds ("Ribs")/Residual Interest Tax Exempt Bonds ("RITES")

The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed-rate bond.

(h) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place

9.30.05 | PIMCO Municipal Income Funds III Annual Report 29

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

1. Organization and Significant Accounting Policies (continued)

beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund do not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager/Sub-Adviser

Each Fund has entered into an Investment Management Agreement (the “Agreements”) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”) to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Funds average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds’ operations through October 31, 2007, and will receive an increasing amount not to exceed 0.50% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through October 31, 2009. The Investment Manager informed the Funds that it paid the Sub-Adviser $1,885,356, $1,290,428 and $333,472 in connection with sub-advisory services for Municipal III, California Municipal III, and New York Municipal III, respectively, for the year ended September 30, 2005.

3. Investments in Securities

(a)	For the year ended September 30, 2005, purchases and sales of investments, other than short-term securities, were:

	Municipal III	California Municipal III	New York Municipal III
Purchases	$92,150,991	$38,721,308	$7,793,970
Sales	60,196,793	41,590,825	6,494,263

30 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

3. Investments in Securities (continued)

(b) Futures contracts outstanding at September 30, 2005:

Fund	Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Municipal III	Long:	U.S. Treasury Notes 5 yr. Futures	$39,600	12/20/05	$ (142,313)
	Short:	U.S. Treasury Notes 10 yr. Futures	(17,900)	12/20/05	253,766
		U.S. Treasury Bond Futures	(115,100)	12/20/05	2,038,406
					$2,149,859
California Municipal III	Long:	U.S. Treasury Notes 5 yr. Futures	$35,400	12/20/05	$ (127,219)
	Short:	U.S. Treasury Notes 10 yr. Futures	(16,600)	12/20/05	235,110
		U.S. Treasury Bond Futures	(48,300)	12/20/05	1,332,406
					$1,440,297
New York Municipal III	Long:	U.S. Treasury Notes 5 yr. Futures	$14,700	12/20/05	$ (52,828)
	Short:	U.S. Treasury Notes 10 yr. Futures	(8,300)	12/20/05	117,094
		U.S. Treasury Bond Futures	(14,200)	12/20/05	426,000
					$490,266

(c) Transactions in options written for the year ended September 30, 2005:

	Contracts	Premiums
Municipal III:
Options outstanding, September 30, 2004	1,541	$2,562,908
Options written	12,256	11,403,013
Options expired	(4,156)	(3,024,195)
Options terminated in closing purchase transactions	(7,147)	(10,259,128)
Options outstanding, September 30, 2005	2,494	$682,598

California Municipal III:
Options outstanding, September 30, 2004	1,010	$1,708,832
Options written	10,334	10,249,640
Options expired	(2,344)	(1,739,986)
Options terminated in closing purchase transactions	(6,875)	(9,640,064)
Options outstanding, September 30, 2005	2,125	$578,422

New York Municipal III:
Options outstanding, September 30, 2004	315	$477,084
Options written	2,869	2,552,414
Options expired	(918)	(637,680)
Options terminated in closing purchase transactions	(1,820)	(2,270,346)
Options outstanding, September 30, 2005	446	$121,472

4. Income Tax Information

Municipal III:

The tax character of dividends paid was:

	Year ended September 30, 2005	Year ended September 30, 2004
Ordinary Income	$823,483	$682,286
Tax Exempt Income	$35,637,389	$32,985,109

At September 30, 2005, Municipal III did not have any distributable earnings.

9.30.05 | PIMCO Municipal Income Funds III Annual Report 31

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

4. Income Tax Information (continued)

At September 30, 2005, Municipal III had a capital loss carryforward of $19,523,357, ($2,344,397 of which will expire in 2012 and $17,178,960 which will expire in 2013), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, Municipal III elected to defer realized capital losses arising after October 31, 2004 of $12,030,128. Such losses are treated for tax purposes as arising on October 1, 2005.

California Municipal III:
The tax character of dividends paid was:
	Year ended September 30, 2005	Year ended September 30, 2004
Ordinary Income	$482,924	$365,952
Tax Exempt Income	$23,212,863	$21,937,835

At September 30, 2005, the tax character of distributable earnings of $2,145,768 was comprised entirely of tax exempt income.

At September 30, 2005, California Municipal III had a capital loss carryforward of $15,461,366 ($3,952,407 of which will expire in 2012 and $11,508,959 of which will expire in 2013), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, California Municipal III elected to defer realized capital losses arising after October 31, 2004 of $9,344,818. Such losses are treated for tax purposes as arising on October 1, 2005.

New York Municipal III:
The tax character of dividends paid was:
	Year ended September 30, 2005	Year ended September 30, 2004
Ordinary Income	$65,871	$36,347
Tax Exempt Income	$6,028,366	$5,636,988

At September 30, 2005, the tax character of distributable earnings of $189,610 was comprised entirely of tax exempt income.

At September 30, 2005, New York Municipal III had a capital loss carryforward of $3,540,491 ($5,578 of which will expire in 2012 and $3,534,913 of which will expire in 2013), available as a reduction, to the extent provided in the regulations, of any future net realized capital gains. To the extent that these losses are used to offset future realized capital gains, such gains will not be distributed.

In accordance with U.S. Treasury regulations, New York Municipal III elected to defer realized capital losses arising after October 31, 2004 of $1,903,950. Such losses are treated for tax purposes as arising on October 1, 2005.

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal III	$697,573,559	$47,970,769	$(837,191)	$47,133,578
California Municipal III	459,609,559	36,076,567	(440,453)	35,636,114
New York Municipal III	119,033,400	9,903,372	(31,259)	9,872,113

The difference, if any, between book and tax basis unrealized appreciation/depreciation is attributable to wash sales.

5. Auction Preferred Shares

Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

32 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

5. Auction Preferred Shares (continued)

California Municipal III has issued 3,700 shares of Preferred Shares Series A, 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the year ended September 30, 2005, the annualized dividend rates ranged from:

	High	Low	At September 30, 2005
Municipal III:
Series A	2.80%	1.47%	2.51%
Series B	2.80%	1.39%	2.49%
Series C	2.70%	1.50%	2.20%
Series D	2.75%	1.20%	2.25%
Series E	2.85%	1.20%	2.25%
California Municipal III:
Series A	2.60%	0.95%	2.60%
Series B	2.55%	0.80%	2.12%
New York Municipal III:
Series A	2.75%	1.15%	2.60%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. Subsequent Common Dividend Declarations

On October 3, 2005, the following dividends were declared to common shareholders payable November 1, 2005 to shareholders of record on October 21, 2005:

Municipal III	$0.0831 per common share
California Municipal III	$0.08 per common share
New York Municipal III	$0.08 per common share

On November 1, 2005, the following dividends were declared to common shareholders payable December 1, 2005 to shareholders of record on November 18, 2005:

Municipal III	$0.0831 per common share
California Municipal III	$0.08 per common share
New York Municipal III	$0.08 per common share

7. Legal Proceedings

On September 13, 2004, the Securities and Exchange Commission (“SEC”) announced that Allianz Global Investors Fund Management LLC (the “Investment Manager”) and certain of its affiliates (the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (“open-end funds”) advised or distributed by these certain affiliates. In their settlement with the SEC, the Affiliates consented to the entry of an order by the SEC and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money

9.30.05 | PIMCO Municipal Income Funds III Annual Report 33

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

7. Legal Proceedings (continued)

penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the SEC filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (“NJAG”) announced that it had entered into a settlement agreement with Allianz Global Investors of America L.P. (formerly, Allianz Dresdner Asset Management of America L.P.) (“AGI”), an indirect parent of the Investment Manager and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. In the settlement, AGI and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the SEC order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the SEC announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called “shelf space” arrangements with certain broker-dealers. In their settlement with the SEC, the Affiliates consented to the entry of an order by the SEC without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the SEC order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the SEC order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the SEC and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The Investment Manager, its Affiliates and the unaffiliated mutual fund defendants removed the proceeding to federal court and are seeking to transfer the action to the Multi-District Litigation currently pending in the U.S. District Court for the District of Maryland, which is described below. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a Multi-District Litigation in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern “revenue sharing” with brokers offering “shelf space” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

34 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Funds III Notes to Financial Statements September 30, 2005

7. Legal Proceedings (continued)

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Manager, the Affiliates, AGI, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, AGI and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the SEC concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the “Applicants”) have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act.

The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., was filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates. The U.S. District court for the Central District of California dismissed the action with prejudice on June 10, 2005. The plaintiffs alleged that fund trustees, investment manager and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiffs claimed as damages disgorgement of fees paid to the investment manager, compensatory damages and punitive damages.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

9.30.05 | PIMCO Municipal Income Funds III Annual Report 35

PIMCO Municipal Income Funds III Financial Highlights For a share of common stock outstanding throughout each period:
	Municipal III
	Year Ended		For the period October 31, 2002* through September 30, 2003
	September 30, 2005	September 30, 2004
Net asset value, beginning of period	$14.36	$14.05	$14.33	**
Investment Operations:
Net investment income	1.14	1.18	0.78
Net realized and unrealized gain (loss) on investments, futures contracts and options written	0.36	0.22	(0.08)
Total from investment operations	1.50	1.40	0.70
Dividends on Preferred Shares from Net Investment Income:	(0.18)	(0.09)	(0.06)
Net increase in net assets applicable to common shareholders resulting from investment operations	1.32	1.31	0.64
Dividends to Common Shareholders from Net Investment Income:	(1.00)	(1.00)	(0.79)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	(0.10)
Total capital share transactions	—	—	(0.13)
Net asset value, end of period	$14.68	$14.36	$14.05
Market price, end of period	$15.49	$14.30	$14.20
Total Investment Return (1)	15.95%	8.10%	0.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$457,487	$445,679	$435,169
Ratio of expenses to average net assets (2)(3)(5)	1.03%	1.05%	0.99	%(4)
Ratio of net investment income to average net assets (2)(5)	7.74%	8.25%	6.05	%(4)
Preferred shares asset coverage per share	$67,352	$66,261	$65,284
Portfolio turnover	9%	20%	62%
*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)

During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.27% and 7.50%, respectively for the year ended September 30, 2005, 1.29% and 8.01%, respectively for the year ended September 30, 2004 and 1.22% (annualized) and 5.82% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

36 PIMCO Municipal Income Funds III Annual Report | 9.30.05 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Financial Highlights For a share of common stock outstanding throughout each period:
	California Municipal III
	Year Ended		For the period October 31, 2002* through September 30, 2003
	September 30, 2005	September 30, 2004
Net asset value, beginning of period	$14.12	$13.43	$14.33	**
Investment Operations:
Net investment income	1.14	1.23	0.71
Net realized and unrealized gain (loss) on investments, futures contracts and options written	0.65	0.51	(0.66)
Total from investment operations	1.79	1.74	0.05
Dividends and Distributions On Preferred Shares from Net Investment Income:	(0.15)	(0.09)	(0.06)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	1.64	1.65	(0.01)
Dividends to Common Shareholders from: Net Investment Income	(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	(0.10)
Total capital share transactions	—	—	(0.13)
Net asset value, end of period	$14.80	$14.12	$13.43
Market price, end of period	$15.11	$13.74	$13.62
Total Investment Return (1)	17.48%	8.22%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$315,963	$300,860	$285,279
Ratio of expenses to average net assets (2)(3)(5)	1.05%	1.08%	1.01	%(4)
Ratio of net investment income to average net assets (2)(5)	7.82%	8.79%	5.63	%(4)
Preferred shares asset coverage per share	$67,692	$65,650	$63,539
Portfolio turnover	8%	39%	123%
*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)

During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.29% and 7.58%, respectively for the year ended September 30, 2005, 1.32% and 8.55%, respectively for the year ended September 30, 2004 and 1.24% (annualized) and 5.40% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

See accompanying Notes to Financial Statements | 9.30.05 | PIMCO Municipal Income Funds III Annual Report 37

PIMCO Municipal Income Fund III Financial Highlights For a share of common stock outstanding throughout each period:
	New York Municipal III
	Year Ended		For the period October 31, 2002* through September 30, 2003
	September 30, 2005	September 30, 2004
Net asset value, beginning of period	$14.41	$14.14	$14.33	**
Investment Operations:
Net investment income	1.13	1.19	0.70
Net realized and unrealized gain on investments, futures contracts and options written	0.61	0.12	0.08
Total from investment operations	1.74	1.31	0.78
Dividends On Preferred Shares from Net Investment Income:	(0.16)	(0.08)	(0.06)
Net increase in net assets applicable to common shareholders resulting from investment operations	1.58	1.23	0.72
Dividends to Common Shareholders : from Net Investment Income:	(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	(0.12)
Total capital share transactions	—	—	(0.15)
Net asset value, end of period	$15.03	$14.41	$14.14
Market price, end of period	$16.04	$14.30	$13.68
Total Investment Return (1)	19.65%	11.93%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$82,043	$78,465	$76,975
Ratio of expenses to average net assets (2)(3)(5)	1.24%	1.19%	1.14	%(4)
Ratio of net investment income to average net assets (2)(5)	7.54%	8.23%	5.47	%(4)
Preferred shares asset coverage per share	$68,627	$66,732	$65,942
Portfolio turnover	5%	16%	217%
*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)

Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)

During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.48% and 7.30%, respectively for the year ended September 30, 2005, 1.43% and 7.99%, respectively for the year ended September 30, 2004 and 1.37% (annualized) and 5.24% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

38 PIMCO Municipal Income Funds III Annual Report | 9.30.05 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Fund III Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of

Trustees of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and

PIMCO New York Municipal Income Fund III

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (collectively hereafter referred to as the "Funds") at September 30, 2005, the results of each of their operations for the year ended, the changes in each of their net assets applicable to common shareholders for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period October 31, 2002 (commencement of operations) through September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

November 18, 2005

9.30.05 | PIMCO Municipal Income Funds III Annual Report 39

PIMCO Municipal Income Funds III	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ Investment Management Agreements with the Investment Manager and Portfolio Management Agreements between the Investment Manager and the Sub-Adviser (together, the “Agreements”). The Trustees consider matters bearing on the Funds and its investment management arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the Trustees met on June 15 and 16, 2005 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Agreements. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from the Funds’ management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, unanimously concluded that the Agreements should be continued for an additional one-year period.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of each Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2005, (vi) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

40 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Funds III	Matters Relating to the Trustees Consideration of the Investment Management and Portfolio Management Agreements (unaudited)

Based on information provided by Lipper Inc., the Trustees also reviewed the Funds’ total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and Sub-Adviser’s responses and efforts relating to investment performance.

In assessing the reasonableness of the Funds’ fees under the Agreements, the Trustees considered, among other information, the Funds’ management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. They noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fee paid by the Funds are generally higher than the fees paid by the open-end Funds but were advised that there are additional portfolio management challenges in managing the Funds such as the use of leverage and meeting a regular dividend. The Trustees noted that PIMCO Municipal Income Fund III’s performance was average for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that PIMCO Municipal Income Fund III’s expense ratio (after taking into account waivers) was below the median and average for its peer group. The Trustees noted that PIMCO California Municipal Income Fund III significantly outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that PIMCO California Municipal Income Fund III’s expense ratio was below the average and slightly above the median expense ratio for its peer group. The Trustees noted that PIMCO New York Municipal Income Fund III significantly outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that PIMCO New York Municipal Income Fund III’s expense ratio was just above the average and median for its peer group.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Sub-Adviser indicating that the Funds’ use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with the Funds and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of the Funds. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

9.30.05 | PIMCO Municipal Income Funds III Annual Report 41

PIMCO Municipal Income Funds III Privacy Policy/Proxy Voting Policies & Procedures (unaudited)

Privacy Policy:

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

Sharing Information with Affiliates

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Implementation of Procedures

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available: (i) without charge, upon request, by calling the Funds' transfer agent at (800) 331-1710; (ii) on the Funds' website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's website at www. sec.gov.

42 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Funds III Tax Information (unaudited)

Subchapter M of the Internal Revenue Code of 1986, as amended, requires the Funds to advise shareholders within 60 days of the Funds' tax year-end (September 30, 2005) as to the federal tax status of dividends and distributions received by shareholders during such tax period. Accordingly, please note that substantially all dividends paid from net investment income from the Funds during the tax period ended September 30, 2005 were federally exempt interest dividends. The Funds, however, invested in municipal bonds containing market discount, the accretion on which, is taxable. Accordingly, the percentage of dividends paid from net investment income during the tax period which are taxable were:

Municipal III	2.26%
California Municipal III	2.04%
New York Municipal III	1.08%

Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2005. The amount that will be reported will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with each Funds' tax year ended September 30, 2005. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the income received from the Funds. In January 2006, an allocation of interest income by state will be provided which may be of value in reducing a shareholder's state and local tax liability, if any.

9.30.05 | PIMCO Municipal Income Funds III Annual Report 43

PIMCO Municipal Income Fund III Dividend Reinvestment Plan (unaudited)

Pursuant to the Funds’ Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Funds’ dividend disbursement agent.

Unless you (or your broker or nominee) elect not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)

If Common Shares are trading at or above net asset value on the payment date, the Funds will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)

If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Funds. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Funds and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Funds’ transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 331-1710.

44 PIMCO Municipal Income Funds III Annual Report | 9.30.05

PIMCO Municipal Income Fund III Board of Trustees (unaudited)

Name, Age, Position(s) Held With Funds, Length of Service, Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex/Outside Fund Complexes Currently Overseen by Trustee	Principal Occupation(s) During Past 5 Years:
The address of each trustee is 1345 Avenue of the Americas, New York, NY 10105

Robert E. Connor Date of Birth: 9/17/34	Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate Office, Smith Barney Inc.
Chairman of the Board of Trustees since: 2004 Trustee since: 2002
Term of office: Expected to stand for re-election at 2006 annual meeting of shareholders.
Trustee/Director of 24 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

Paul Belica Date of Birth: 9/27/21 Trustee since: 2002

Director, Student Loan Finance Corp., Education Loans, Inc., Goal Funding I, Goal Funding II, Inc. and Surety Loan Funding, Inc.; Formerly senior executive and member of the Board of Smith Barney, Harris Upham & Co. and CEO of five State of New York Agencies Inc.

Term of office: Expected to stand for re-election at 2005 annual meeting of shareholders.
Trustee/Director of 20 funds in Fund Complex
Trustee/Director of no funds outside of Fund Complex

John J. Dalessandro II Date of Birth: 7/26/37 Trustee since: 2002	Formerly, President and Director, J.J. Dalessandro II Ltd, registered broker-dealer and member of the New York Stock Exchange.
Term of office: Expected to stand for re-election at 2007 annual meeting of shareholders.
Trustee of 23 funds in Fund Complex Trustee of no funds outside of Fund complex

David C. Flattum† Date of Birth: 8/27/64 Trustee since: 2004	Managing Director, Chief Operating Officer, General Counsel and member of Management Board, Allianz Global Investors of America, L.P.; Formerly, Partner, Latham & Watkins LLP (1998-2001).
Term of office: Expected to stand for election at 2005 annual meeting of shareholders.
Trustee of 54 funds in Fund Complex Trustee of no funds outside of Fund Complex

Hans W. Kertess Date of Birth: 7/12/39 Trustee since: 2002	President, H Kertess & Co., L.P. Formerly, Managing Director, Royal Bank of Canada Capital Markets.
Term of office: Expected to stand for re-election at 2006 annual meeting of shareholders.
Trustee of 23 Funds in Fund Complex; Trustee of no funds outside of Fund Complex

R. Peter Sullivan III Date of Birth: 9/4/41 Trustee since: 2002	Formerly, Managing Partner, Bear Wagner Specialists LLC (formerly, Wagner Stott Mercator LLC), specialist firm on the New York Stock Exchange.
Term of office: Expected to stand for re-election at 2007 annual meeting of shareholders.
Trustee of 19 funds in Fund Complex Trustee of no funds outside of Fund Complex

†

Mr. Flattum is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. and the Manager. In addition to Mr. Flattum’s positions with affiliated persons of the funds set forth in the trade above, he holds the following positions with affiliated persons: Director, PIMCO Global Advisors (Resources) Limited; Managing Director, Allianz Dresdner Asset Management U.S. Equities LLC, Allianz Hedge Fund Partners Holdings L.P., Allianz Pac-Life Partners LLC, PA Holdings LLC; Director and Chief Executive Officer, Oppenheimer Group, Inc.

Further information about Funds’ Trustees is available in the Funds’ Statement of Additional Information, dated August 26, 2003, which can be obtained upon request, without charge, by calling the Funds’ transfer agent at (800) 331-1710.

9.30.05 | PIMCO Municipal Income Funds III Annual Report 45

PIMCO Municipal Income Fund III Principal Officers (unaudited)

Name, Age, Position(s) Held with Funds.	Principal Occupation(s) During Past 5 Years:
Brian S. Shlissel Date of Birth: 11/14/64 President & Chief Executive Officer since: 2002

Executive Vice President, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 32 funds in the Fund Complex; Treasurer; Principal Financial and Accounting Officer of 31 funds in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Lawrence G. Altadonna Date of Birth: 3/10/66 Treasurer, Principal/Financial and Accounting Officer since: 2002

Senior Vice President, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting officer of 32 funds in the Fund Complex; Assistant Treasurer of 31 funds in the Fund Complex.

Mark McCray Date of Birth: 4/11/66 Vice President since: 2000

Executive Vice President and portfolio manager responsible for the firm’s Municipal Bond Funds. He joined PIMCO in 2000, from Goldman, Sachs & Co. in New York, where he was Vice President and co-head of municipal bond trading, with primary responsibility for the firm’s proprietary municipal trading. Mr. McCray has seventeen years of investment experience and holds a bachelor’s degree from Temple University and an MBA from The Wharton School of the University of Pennsylvania, with concentrations in finance, accounting, and strategic management.

Newton B. Schott, Jr. Date of Birth: 7/14/42 Vice President since: 2002

Managing Director, Chief Administrative Officer, General Counsel and Secretary, Allianz Global Investors Distributors LLC; Managing Director, Chief Legal Officer and Secretary, Allianz Global Investors Fund Management LLC; Vice President of 63 funds in the Fund Complex; Secretary of 33 funds in the Fund Complex.

Thomas J. Fuccillo Date of Birth: 3/22/68 Secretary since: 2004	Vice President, Senior Fund Attorney, Allianz Global Investors of America L.P., Secretary of 32 funds in the Fund Complex.
Youse Guia Date of Birth: 9/3/72 Chief Compliance Officer since: 2004	Senior Vice President, Group Compliance Manager, Allianz Global Investors of America L.P., Chief Compliance Officer of 63 funds in the Fund Complex.
Jennifer Patula Date of Birth: 5/8/78 Assistant Secretary since: 2004	Assistant Secretary of 32 funds in the Fund Complex.

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

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48 PIMCO Municipal Income Funds III Annual Report | 9.30.05

Trustees and Principal Officers

Robert E. Connor

Trustee, Chairman of the Board of Trustees

Paul Belica

Trustee

John J. Dalessandro II

Trustee

David C. Flattum

Trustee

Hans W. Kertess

Trustee

R. Peter Sullivan III

Trustee

Brian S. Shlissel

President & Chief Executive Officer

Newton B. Schott, Jr.

Vice President

Mark V. McCray

Vice President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Secretary

Youse Guia

Chief Compliance Officer

Jennifer A. Patula

Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of its fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on the Form N-Q is also available on the Fund's website at www.allianzinvestors.com.

On January 24, 2005, the Funds submitted a CEO annual certification to the New York Stock Exchange ("NYSE") on which each Funds' principal executive officer certified that he was not aware, as of that date, of any violation by the Funds of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Fund's principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds' disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com or by calling the Funds' transfer agent (800) 331-1710.

ITEM 2. CODE OF ETHICS

     (a)  As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment
          Companies - Ethical Standards for Principal Executive and Financial
          Officers") that applies to the registrant's Principal Executive
          Officer and Principal Financial Officer also serves as the Principal
          Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

     (b)  During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2 (a)
          above.

     (c)  During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2
          (a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

     The registrant's Board has determined that Mr. Paul Belica, a member of the
Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

     a)   Audit fees. The aggregate fees billed for each of the last two fiscal years (the "reporting periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were
          $34,906 in 2004 and $40,210 in 2005.

     b)   Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this
          Item were $16,268 in 2004 and $9,564 in 2005. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the
          Preferred Shares), attestation reports and comfort letters.

     c)   Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $8,000 in 2004 and
          $8,500 in 2005. These services consisted of review or preparation of
          U. S. federal, state, local and excise tax returns.

     d)   All Other Fees. There were no other fees billed in the Reporting
          Periods for products and services provided by the Auditor to the
          Registrant.

     e)   Audit Committee Pre-Approval Policies and Procedures. The Registrant's
          Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the
          Auditor for the Registrant, as well as the Auditor's engagements related directly to the operations and financial reporting of the
          Registrant. The Registrant's policy is stated below.

          PIMCO Municipal Income Funds III (THE "FUNDS")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE
INDEPENDENT ACCOUNTANTS

The Funds' Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

     a review of the nature of the professional services expected to be provided,

     the fees to be charged in connection with the services expected to be provided,

     a review of the safeguards put into place by the accounting firm to safeguard independence, and

     periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds' Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit
(including audit-related) services that may be performed by the Funds'
independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the
Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

     Annual Fund financial statement audits
     Seed audits (related to new product filings, as required)
     SEC and regulatory filings and consents
     Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

     Accounting consultations
     Fund merger support services
     Agreed upon procedure reports (inclusive of quarterly review of Basic
        Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
     Other attestation reports
     Comfort letters
     Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the
Committee deems those services to be consistent with the accounting firm's independence:

     Tax compliance services related to the filing or amendment of the following:

          Federal, state and local income tax compliance; and, sales and use tax compliance
          Timely RIC qualification reviews
          Tax distribution analysis and planning
          Tax authority examination services
          Tax appeals support services
          Accounting methods studies
          Fund merger support service
          Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

     Bookkeeping or other services related to the accounting records or financial statements of the Funds
     Financial information systems design and implementation
     Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
     Actuarial services Internal audit outsourcing services
     Management functions or human resources
     Broker or dealer, investment adviser or investment banking services
     Legal services and expert services unrelated to the audit
     Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND
COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund
Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment
Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting
Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman
(or any other Committee member who is a disinterested trustee under the
Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the
Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or
Accounting Affiliates, the pre-approval requirement is waived if:

     (1)  The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund's independent accountant by the
          Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

     (2)  Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

     (3)  Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this
          Committee Chairman or other delegate shall be reported to the full
          Committee at its next regularly scheduled meeting.

          e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

          f) Not applicable

          g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $2,828,813 and the 2005 Reporting Period was
     $3,231,387.

          h) Auditor Independence. The Registrant's Audit Oversight Committee
     has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

     The Fund has a separately designated standing audit committee established in accordance with Section 3 (a) (58) (A) of the Securities Exchange Act of
1934. The audit committee of the Fund is comprised of Robert E. Connor, Paul
Belica, John J. Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

     The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the
"Sub-Adviser"). The Proxy voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99 PROXYPOL hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not effective at the time of this filing

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED COMPANIES

                                                                TOTAL NUMBER
                                                                OF SHARES PURCHASED        MAXIMUM NUMBER OF
                            TOTAL NUMBER       AVERAGE          AS PART OF PUBLICLY        SHARES THAT MAY YET BE
                            OF SHARES          PRICE PAID       ANNOUNCED PLANS OR         PURCHASED UNDER THE PLANS
              PERIOD        PURCHASED          PER SHARE        PROGRAMS                   OR PROGRAMS

October 2004                    N/A                N/A              N/A                        N/A
November 2004                   N/A               14.51           18,052                       N/A
December 2004                   N/A                N/A              N/A                        N/A
January 2005                    N/A                N/A              N/A                        N/A
February 2005                   N/A               14.71           16,800                       N/A
March 2005                      N/A                N/A              N/A                        N/A
April 2005                      N/A                N/A              N/A                        N/A
May 2005                        N/A               14.67           15,902                       N/A
June 2005                       N/A               14.68           17,425                       N/A
July 2005                       N/A               14.75           17,172                       N/A
August 2005                     N/A               14.71           17,333                       N/A
September 2005                  N/A               14.95           16,944                       N/A

PIMCO MUNICIPAL INCOME FUND III

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)      Exhibit 99.CODE ETH - Code of Ethics

(a)(2)      Exhibit 99.CERT - Certification pursuant to Section 302 of the
            Sarbanes-Oxley Act of 2002

(b)         Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
            Sarbanes-Oxley Act of 2002

(c)         Exhibit 99.Proxy - Proxy Voting Policies and Procedures

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 5, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: December 5, 2005

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 5, 2005